BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
BORROWINGS
Schedule of bank borrowings

	At December 31,	At December 31,
	2018	2019

Analysis as:
Short-term borrowings	856,876	819,031
Long-term borrowings, current portion	171,051	114,089
Subtotal for short-term borrowings	1,027,927	933,120
Long-term borrowings on project assets — current (1)	265,770	286,173
Long-term borrowings	393,614	619,477

Total	1,687,311	1,838,770

Schedule of future principal repayments on the long-term borrowings

2020	400,262
2021	245,927
2022	276,675
2023	40,679
2024	15,158
Thereafter	41,038
Total	1,019,739
Less: future principal repayment related to long-term borrowings, current portion	(400,262)
Total long-term portion	$619,477

Schedule of average effective interest rates on borrowings

	At December 31,	At December 31,
	2018	2019
Short-term borrowings	4.58%	4.86%
Long-term borrowings on project assets – current	4.61%	3.65%
Long-term borrowings	3.13%	5.43%

Schedule of interest incurred

	Years Ended December 31
	2017	2018	2019
	$	$	$
Interest capitalized — project assets	13,274	15,462	10,794
Interest capitalized — property, plant and equipment	1,010	1,182	2,620
Interest expense	117,971	106,032	81,326
Total interest incurred	132,255	122,676	94,740